Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2015 USD ($)
Decrease in valuation allowance	$ 15,000
Federal [Member]
Net operating loss carry forwards	$ 45,000
Operating loss carryforwards expiration year	2035